Accrued and Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued liabilities
Compensation and benefits	$ 97.5	$ 101.0
Customer incentives	68.0	69.9
Standard product warranties	30.0	28.7	$ 31.3
Income and other accrued taxes	14.0	21.9
Other accrued liabilities	65.1	59.0
Accrued and other current liabilities	$ 274.6	$ 280.5